SHORT TERM BANK CREDIT (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended		1 Months Ended			1 Months Ended
	Dec. 31, 2012 Credit Facility [Member]	Sep. 30, 2012 Credit Facility [Member]	Dec. 31, 2012 Short Term Loan [Member]	Dec. 31, 2012 Secondary Short Term Bank Credits [Member]	Sep. 30, 2012 Libor [Member]	Sep. 30, 2012 Libor [Member] Minimum [Member]	Sep. 30, 2012 Libor [Member] Maximum [Member]	Sep. 30, 2012 Prime [Member]	Sep. 30, 2012 Prime [Member] Minimum [Member]	Sep. 30, 2012 Prime [Member] Maximum [Member]
Short-term Debt [Line Items]
Credit facility, maximum borrowing amount		$ 1,500
Variable interest reference rate			Libor		Libor			Prime
Interest rate, spread on variable rate			3.00%			3.25%	4.00%		1.00%	2.00%
Short term loan	$ 714		$ 750	$ 338